Derivative Financial Instruments - Cross currency swap agreements (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Cross currency swaps qualified as cash flow hedging instruments
Cross currency swap agreements
Notional Amount	$ 90,150		$ 90,150		$ 90,150
Effective portion of changes in fair value of cash flow hedges recognized in other comprehensive income	(4,062)	$ 3,342	2,128	$ 3,709
Effective portion of changes in fair value of cash flow hedges, net of amounts recycled to profit or loss	(90)	(203)	(159)	(526)
Hedging loss/gain recognized in other comprehensive income due to retranslation of bonds	$ 3,676	$ (2,782)	$ (1,077)	$ (3,516)
Gaslog with counterparty DNB Bank ASA, traded in June 2016
Cross currency swap agreements
Fixed Interest Rate	8.59%		8.59%
Notional Amount	$ 30,050		$ 30,050		30,050
Gaslog with counterparty SEB, traded in June 2016
Cross currency swap agreements
Fixed Interest Rate	8.59%		8.59%
Notional Amount	$ 30,050		$ 30,050		30,050
Gaslog with counterparty Nordea Bank Finland, traded in June 2016
Cross currency swap agreements
Fixed Interest Rate	8.59%		8.59%
Notional Amount	$ 30,050		$ 30,050		$ 30,050